UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08464

High Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

High Income Portfolio                                                                                                                              as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 11.6% (1)

Security	Principal Amount	Value
Aerospace — 0.3%
Hawker Beechcraft Acquisition, Term Loan, 5.26%, Maturing 3/26/14	$198,156	$188,991
Hawker Beechcraft Acquisition, Term Loan, 7.36%, Maturing 3/26/14	2,335,989	2,227,950
		$2,416,941
Broadcasting — 1.0%
HIT Entertainment Inc., Term Loan, 10.86%, Maturing 2/5/13	$9,180,000	$9,084,372
		$9,084,372
Building Materials — 0.7%
PLY GEM Industries, Inc., Term Loan, 8.11%, Maturing 8/15/11	$6,730,971	$6,371,988
PLY GEM Industries, Inc., Term Loan, 8.11%, Maturing 8/15/11	251,523	238,108
		$6,610,096
Capital Goods — 0.3%
Dresser, Inc., Term Loan, 11.11%, Maturing 5/4/15	$1,080,000	$1,026,000
Dresser, Inc., Term Loan, 7.86%, Maturing 5/4/14	2,170,000	2,100,018
		$3,126,018
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 7.60%, Maturing 5/25/13	$1,546,125	$1,499,741
		$1,499,741
Diversified Media — 1.6%
Nielsen Finance, LLC, Term Loan, 7.36%, Maturing 8/9/13	$15,880,000	$15,492,306
		$15,492,306
Energy — 0.6%
SandRidge Energy Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,115,200
		$6,115,200
Gaming — 1.3%
BLB Worldwide Holdings, Term Loan, 9.63%, Maturing 6/30/12	$5,410,000	$5,413,381
Cannery Casino Resorts LLC, Term Loan, 9.61%, Maturing 5/18/14	1,580,000	1,532,600
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,350,000	5,283,125
		$12,229,106
Healthcare — 1.2%
Advanced Medical Optics, Inc., Term Loan, 7.10%, Maturing 4/2/14	$1,396,500	$1,363,333
HCA, Inc., Term Loan, 7.61%, Maturing 11/18/13	9,293,300	8,988,173
IM US Holdings, LLC, Term Loan, 9.59%, Maturing 6/26/15	520,000	507,000
		$10,858,506

Homebuilders/Real Estate — 0.7%
Realogy Corp., Term Loan, 5.32%, Maturing 9/1/14	$1,470,000	$1,387,049
Realogy Corp., Term Loan, 8.36%, Maturing 9/1/14	5,460,000	5,151,898
		$6,538,947
Insurance — 0.1%
U.S.I. Holdings Corp., Term Loan, 8.11%, Maturing 5/4/14	$1,360,000	$1,292,000
		$1,292,000
Publishing/Printing — 0.3%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$2,554,783	$2,581,927
		$2,581,927
Restaurants — 0.1%
OSI Restaurant Partners, LLC, Term Loan, 7.63%, Maturing 5/9/14	$1,248,496	$1,193,562
OSI Restaurant Partners, LLC, Term Loan, 7.88%, Maturing 5/9/13	101,504	97,038
		$1,290,600
Services — 1.6%
Adesa, Inc., Term Loan, 7.61%, Maturing 10/18/13	$5,420,000	$5,003,338
Neff Rental, Inc., Term Loan, 8.90%, Maturing 5/31/13	1,310,000	1,246,138
Rental Service Corp., Term Loan, 8.86%, Maturing 11/30/13	1,854,309	1,845,037
Sabare, Inc., Term Loan, 7.61%, Maturing 9/30/14	7,317,711	6,711,388
		$14,805,901
Super Retail — 0.9%
Claire’s Stores, Inc., Term Loan, 8.11%, Maturing 5/24/14	$6,460,000	$5,900,131
Michaels Stores, Inc., Term Loan, 7.63%, Maturing 10/13/13	2,650,000	2,487,274
		$8,387,405
Telecommunications — 0.7%
Intelsat Bermuda, Ltd., Term Loan, 7.86%, Maturing 2/1/14	$2,500,000	$2,442,635
Level 3 Comm Inc., Term Loan, 7.61%, Maturing 3/13/14	4,280,000	4,115,935
		$6,558,570
Total Senior, Floating Rate Interests (identified cost $113,005,749)		$108,887,636

Corporate Bonds & Notes — 80.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.6%
Alion Science and Technologies Corp., 10.25%, 2/1/15 (2)	$3,225	$3,112,125
Bombardier, Inc., 8.00%, 11/15/14 (2)	1,510	1,502,450
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	902,275
		$5,516,850

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,369	$1,342,151
		$1,342,151
Automotive & Auto Parts — 3.9%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,675	$2,741,875
Altra Industrial Motion, Inc., 9.00%, 12/1/11 (2)	1,290	1,322,250
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,466,100
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,137,750
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,255,513
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,963,561
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,215,048
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	192,557
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,102,250
General Motors Acceptance Corp., 6.375%, 5/1/08	1,865	1,841,687
General Motors Acceptance Corp., 6.61%, 5/15/09	955	918,878
General Motors Acceptance Corp., 7.00%, 2/1/12	470	439,779
General Motors Acceptance Corp., 7.75%, 1/19/10	1,408	1,372,354
General Motors Acceptance Corp., 8.00%, 11/1/31	5,205	4,900,466
Goodyear Tire & Rubber Co., Sr. Notes, 9.135%, 12/1/09 (2)	2,150	2,150,000
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,703,400
Venture Holding Trust, Sr. Notes, 9.50%, 1/1/08 (3)	3,811	19,055
		$36,742,523
Broadcasting — 1.3%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (2)	$2,200	$2,266,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (2)	7,400	8,103,000
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	2,075	1,992,000
		$12,361,000
Building Materials — 2.4%
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	$3,749	$3,720,882
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	778,525
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,547,225
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	9,264,150
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009) 3/1/14	4,345	2,672,175
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (2)	4,725	4,606,875
PLY GEM Industries, 9.00%, 2/15/12	575	461,437
		$23,051,269
Cable/Satellite TV — 3.7%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	$555	$520,312
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.82%, 4/1/09	2,125	2,146,250
CCH I Holdings, LLC, 11.75%, 5/15/14	3,260	3,129,600

CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	$3,455	$3,472,275
CCH II, LLC/CCH II Capital Co., 10.25%, 9/15/10	3,150	3,213,000
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,213,800
CSC Holdings, Inc., 6.75%, 4/15/12	1,435	1,309,437
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,037
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	495	495,000
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	1,535	1,477,437
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	9,210	9,555,375
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,187,600
National Cable, PLC, 8.75%, 4/15/14	1,570	1,577,850
		$35,312,973
Capital Goods — 1.3%
American Railcar Industry, 7.50%, 3/1/14 (2)	$1,620	$1,587,600
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,452,950
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (2)	1,720	1,694,200
ESCO Corp., Sr. Notes, Variable Rate, 9.235%, 12/15/13 (2)	1,720	1,664,100
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	618,450
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,041,850
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,879,350
		$11,938,500
Chemicals — 1.7%
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$2,975	$3,123,750
Ineos Group Holdings PLC, 8.50%, 2/15/16 (2)	4,395	4,043,400
MacDermid, Inc., Sr. Sub. Notes, 9.50%, 4/15/17 (2)	1,390	1,271,850
Mosaic Co., Sr. Notes, 7.375%, 12/1/14 (2)	140	140,000
Mosaic Co., Sr. Notes, 7.625%, 12/1/16 (2)	490	494,900
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.484%, 11/15/13	2,325	2,278,500
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (2)	4,650	4,580,250
		$15,932,650
Consumer Products — 0.6%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$2,975	$2,692,375
Revlon Consumer Products Corp., Sr. Sub. Notes, 8.625%, 2/1/08	2,905	2,737,962
		$5,430,337
Containers — 1.6%
Berry Plastics Holding Corp., 8.875%, 9/15/14	$4,740	$4,574,100
Berry Plastics Holding Corp., Variable Rate, 9.235%, 9/15/14	1,310	1,264,150
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,488,775
Pliant Corp. (PIK), 11.85%, 6/15/09 (4)	5,738	6,026,294
		$15,353,319

Diversified Financial Services — 1.0%
Residential Capital LLC, Sub. Notes, Variable Rate, 7.69%, 4/17/09 (2)	$9,495	$9,176,443
		$9,176,443
Diversified Media — 3.0%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,136,250
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,595,800
CanWest Media, Inc., 8.00%, 9/15/12	19,508	18,825,073
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,126,050
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,525,400
Nielsen Finance, LLC, 10.00%, 8/1/14 (2)	1,985	2,014,775
		$28,223,348
Energy — 8.1%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,050	$1,010,625
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	5,210	5,183,950
Cimarex Energy Co., 7.125%, 5/1/17	1,375	1,306,250
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,385	2,146,500
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,392,300
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	809,025
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	595	574,175
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,189,571
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,692,350
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,394,500
NGC Corp., 7.625%, 10/15/26	3,205	2,644,125
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (2)	2,745	2,745,000
OPTI Canada, Inc., 7.875%, 12/15/14	1,915	1,886,275
OPTI Canada, Inc., 8.25%, 12/15/14 (2)	2,135	2,145,675
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	710,719
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,522,000
Petroplus Finance, Ltd., 6.75%, 5/1/14 (2)	200	183,500
Petroplus Finance, Ltd., 7.00%, 5/1/17 (2)	1,005	922,087
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,652,112
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,279,962
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,728,555
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (2)	6,330	6,266,700
SESI, LLC, 6.875%, 6/1/14	700	654,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (2)	3,580	3,705,300
United Refining Co., Sr. Notes, 10.50%, 8/15/12	6,965	7,069,475
United Refining Co., Sr. Notes, 10.50%, 8/15/12	3,925	3,983,875
Verasun Energy Corp., 9.875%, 12/15/12	1,240	1,280,300
		$76,079,406

Entertainment/Film — 0.9%
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	$9,605	$8,212,275
		$8,212,275
Environmental — 0.6%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,497,800
		$5,497,800
Food & Drug Retail — 1.2%
Rite Aid Corp., 8.625%, 3/1/15	$1,570	$1,358,050
Rite Aid Corp., 9.50%, 6/15/17	10,923	9,721,470
		$11,079,520
Food/Beverage/Tobacco — 1.1%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,799,750
Dole Foods Co., Inc., 7.25%, 6/15/10	3,995	3,685,387
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	870	843,900
		$10,329,037
Gaming — 9.3%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (2)	$4,410	$4,123,350
CCM Merger, Inc., 8.00%, 8/1/13 (2)	2,435	2,410,650
Chukchansi EDA, Sr. Notes, Variable Rate, 8.859%, 11/15/12 (2)	2,595	2,620,950
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	949,930
Fontainebleau Las Vegas, LLC, 10.25%, 6/15/15 (2)	9,480	8,223,900
Galaxy Entertainment Finance, 9.875%, 12/15/12 (2)	505	542,244
Galaxy Entertainment Finance, Variable Rate, 10.409%, 12/15/10 (2)	4,780	5,019,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (2)	2,385	2,456,550
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	5,266,425
Las Vegas Sands Corp., 6.375%, 2/15/15	390	360,750
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (2)	1,620	1,190,700
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,557,575
MGM Mirage, Inc., 7.50%, 6/1/16	3,295	3,080,825
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,597,475
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,753,625
Pinnacle Entertainment Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,795	2,585,375
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (2)	1,270	1,365,250
San Pasqual Casino, 8.00%, 9/15/13 (2)	3,740	3,730,650
Seminole Hard Rock Entertainment, Variable Rate, 7.86%, 3/15/14 (2)	2,190	2,157,150
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,380,762
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,012,000
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,550	13,178,625
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (2)	3,605	3,623,025
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (2)	875	888,125

Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (2)	$9,127	$9,355,175
Wynn Las Vegas, LLC, 6.625%, 12/1/14	1,241	1,157,232
		$87,587,318
Healthcare — 5.3%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,378,725
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,127,300
HCA, Inc., 7.875%, 2/1/11	1,720	1,655,534
HCA, Inc., 8.75%, 9/1/10	9,358	9,124,050
HCA, Inc., 9.125%, 11/15/14 (2)	1,593	1,577,070
HCA, Inc., 9.25%, 11/15/16 (2)	7,090	7,054,550
Iasis Healthcare, LLC, 8.75%, 6/15/14	555	535,575
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (2)	5,520	5,437,200
National Mentor Holdings, Inc., 11.25%, 7/1/14	2,620	2,777,200
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,381,850
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	745	681,675
Universal Hospital Services, Inc., 8.50%, 6/1/15 (2)	745	676,087
Universal Hospital Services, Inc., Variable Rate, 8.759%, 6/1/15 (2)	745	698,437
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,665,000
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,445,250
Varietal Distribution Merger, Inc., Sr. Notes, 10.25%, 7/15/15	775	730,437
		$49,945,940
Homebuilders/Real Estate — 0.5%
Realogy Corp., Sr. Notes, 10.50%, 4/15/14 (2)	$4,930	$4,572,575
Stanley-Martin Co., 9.75%, 8/15/15	955	692,375
		$5,264,950
Leisure — 2.6%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (2)	$2,839	$2,853,126
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (2)	2,315	2,419,175
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.07%, 4/1/12 (2)	3,985	4,054,737
Universal City Developement Partners, Sr. Notes, 11.75%, 4/1/10	5,370	5,651,925
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.106%, 5/1/10	9,385	9,478,850
		$24,457,813
Metals/Mining — 2.6%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14 (2)	$2,930	$2,754,200
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16 (2)	5,660	5,094,000
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,706,625
FMG Finance PTY, Ltd., Variable Rate, 9.36%, 9/1/11	2,340	2,457,000

FMG Finance PTY, Ltd., Variable Rate, 10.625%, 9/1/16 (2)	$5,820	$6,693,000
Novelis, Inc., 7.25%, 2/15/15	5,460	5,500,950
		$24,205,775
Paper — 1.3%
Abitibi-Consolidated Finance LP, 7.875%, 8/1/09	$1,915	$1,833,613
Georgia-Pacific Corp., 9.50%, 12/1/11	510	525,300
Jefferson Smurfit Corp., 7.50%, 6/1/13	887	835,998
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	740	777,000
NewPage Corp., 10.00%, 5/1/12	6,125	6,278,125
NewPage Corp., Variable Rate, 11.606%, 5/1/12	1,655	1,779,125
		$12,029,161
Publishing/Printing — 1.4%
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	$1,615	$1,619,038
Clarke American Corp., Sr. Notes, 9.50%, 5/15/15 (2)	1,165	1,068,888
Deluxe Corp., Sr. Notes, 7.375%, 6/1/15 (2)	1,155	1,131,900
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	2,120	2,236,600
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	959,075
Reader’s Digest Association, Sr. Sub. Notes, 9.00%, 2/15/17 (2)	7,230	6,217,800
		$13,233,301
Railroad — 0.9%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14 (2)	$1,150	$1,118,375
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13 (2)	200	200,500
Kansas City Southern Railway Co., 9.50%, 10/1/08	1,095	1,129,219
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,413,000
		$8,861,094
Restaurants — 0.9%
EL Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,379,725
NPC International, Inc., 9.50%, 5/1/14	4,350	4,023,750
		$8,403,475
Services — 5.4%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15 (2)	$2,289	$2,168,828
Aramark Corp., Sr. Notes, Variable Rate, 8.856%, 2/1/15 (2)	1,690	1,580,150
Education Management, LLC, 8.75%, 6/1/14	3,235	3,235,000
Education Management, LLC, 10.25%, 6/1/16	6,195	6,195,000
Hertz Corp., 8.875%, 1/1/14	4,285	4,306,425
Kar Holdings, Inc., Sr. Notes, Variable Rate, 9.36%, 5/1/14 (2)	1,475	1,334,875
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (2)	2,205	2,326,275
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,560,800
Neff Corp., Sr. Notes, 10.00%, 6/1/15 (2)	940	869,500
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,818,863
Rental Service Corp., 9.50%, 12/1/14 (2)	410	401,800
Sabre Holdings Corp., 8.35%, 3/15/16	1,385	1,156,475
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12 (4)	4,944	5,167,394

Travelport LLC, 9.875%, 9/1/14	$5,465	$5,574,300
West Corp., 9.50%, 10/15/14	8,015	7,854,700
West Corp., 11.00%, 10/15/16	980	980,000
		$51,530,385
Steel — 0.9%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,179,504
RathGibson, Inc., 11.25%, 2/15/14	5,225	5,407,875
		$8,587,379
Super Retail — 5.7%
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	$6,385	$5,778,425
GameStop Corp., 8.00%, 10/1/12	16,263	16,527,274
General Nutrition Center, Sr. Notes, Variable Rate, (PIK), 9.796%, 3/15/14 (2)	3,965	3,707,275
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15 (2)	3,965	3,766,750
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14 (2)	4,491	4,378,725
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16 (2)	2,826	2,741,220
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,860,038
Neiman Marcus Group, Inc., 10.375%, 10/15/15	11,105	11,743,538
Yankee Acquisition Corp., 8.50%, 2/15/15	1,806	1,670,550
		$54,173,795
Technology — 1.7%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$2,620	$2,312,150
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	463	424,224
Avago Technologies Finance, 10.125%, 12/1/13	1,945	2,022,800
Avago Technologies Finance, 11.875%, 12/1/15	1,240	1,364,000
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.151%, 2/1/15	1,545	1,602,938
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	1,204	1,118,215
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15 (2)	645	625,650
SunGard Data Systems, Inc., 9.125%, 8/15/13	6,156	6,217,560
		$15,687,537
Telecommunications — 4.0%
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,325,644
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15 (2)	4,530	4,178,925
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (2)	5,262	4,854,125
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (2)	3,475	3,527,125
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	3,770	3,864,250
iPCS, Inc., Variable Rate, 7.485%, 5/1/13 (2)	1,380	1,338,600
IWO Holdings, Inc., 14.00%, 1/15/11 (3)	7,490	0
Level 3 Financing, Inc., 9.25%, 11/1/14 (2)	2,665	2,558,400
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17 (2)	4,000	3,700,000
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,635	1,618,650
Qwest Capital Funding, Inc., 7.90%, 8/15/10	935	927,988

Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	$710	$706,450
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,472,350
Qwest Corp., Sr. Notes, Variable Rate, 8.61%, 6/15/13	685	712,400
U.S. West Communications, Debs., 7.20%, 11/10/26	585	538,200
Windstream Corp., 8.125%, 8/1/13	2,210	2,245,913
		$37,569,020
Textiles/Apparel — 1.7%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$930	$902,100
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,640	1,664,600
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,683,325
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	4,385	4,319,225
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	485	485,000
		$16,054,250
Transportation Ex Air/Rail — 0.5%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,780,538
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	3,028,498
		$4,809,036
Utilities — 2.8%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (2)	$1,030	$1,089,225
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	466,140
AES Corp., Sr. Notes, 9.00%, 5/15/15 (2)	1,585	1,676,138
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,333	2,482,449
Dynegy Holdings, Inc., 7.75%, 6/1/19 (2)	570	495,900
Dynegy Holdings, Inc., 8.375%, 5/1/16	2,320	2,169,200
Edison Mission Energy, 7.50%, 6/15/13	315	305,550
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17 (2)	2,790	2,531,925
Intergen NV, 9.00%, 6/30/17 (2)	1,400	1,386,000
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,499,625
NRG Energy, Inc., 7.375%, 1/15/17	4,050	3,918,375
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,074,100
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	355,200
Reliant Energy, Inc., Sr. Notes, 7.875%, 6/15/17	1,572	1,501,260
		$26,951,087
Total Corporate Bonds & Notes (identified cost $777,407,723)		$760,930,717

Common Stocks — 1.4%

Security	Shares	Value
Cable/Satellite TV — 0.6%
Time Warner Cable, Inc., Class A (5)	150,405	$5,748,479
		$5,748,479

Gaming — 0.5%
Fontainebleau Equity Holdings, Class A (4)(6)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc. (4)(5)	6,014	102,238
Trump Entertainment Resorts, Inc. (5)	409,960	2,746,732
		$4,633,682
Healthcare — 0.2%
Universal Health Services, Inc., Class B	35,000	$1,835,400
		$1,835,400
Leisure — 0.0%
HRP, Class B (2)(4)(5)	2,375	$24
		$24
Super Retail — 0.1%
GNC Acquisition Holdings, Class A (6)	108,818	$544,090
		$544,090
Total Common Stocks (identified cost $9,330,067)		$12,761,675

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35 (2)	$3,890	$4,366,525
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	585	497,250
Total Convertible Bonds (identified cost, $4,513,528)		$4,863,775

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Energy — 0.8%
Chesapeake Energy Corp., 4.50%	61,160	$6,188,781
Chesapeake Energy Corp., 5.00% (2)	14,401	1,571,509
		$7,760,290
Total Convertible Preferred Stocks (identified cost $7,498,687)		$7,760,290

Preferred Stocks — 1.2%

Security	Shares	Value
Gaming — 0.4%
Fontainbleau Resorts LLC (PIK) (4)(6)	3,450	$3,450,000
		$3,450,000

Super Retail — 0.0%
GNC Acquisition Holdings (6)	37,182	$185,910
		$185,910
Telecommunications — 0.8%
Crown Castle International Corp., (PIK)	138,027	$7,971,059
		$7,971,059
Total Preferred Stocks (identified cost $9,729,051)		$11,606,969

Miscellaneous — 0.5%

Security	Shares	Value
Cable/Satellite TV — 0.5%
Adelphia Recovery Trust (5)	10,758,837	$1,022,089
Adelphia, Inc., Escrow Certificate (5)	7,585,000	2,465,125
Adelphia, Inc., Escrow Certificate (5)	3,555,000	1,159,819
		$4,647,033
Utilities — 0.0%
Mirant Corp., Escrow Certificate (2)(5)	1,440,000	$100,368
Mirant Corp., Escrow Certificate (5)(6)	3,200,000	189,120
		$289,488
Total Miscellaneous (identified cost $9,898,659)		$4,936,521

Warrants — 0.3%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (5)(6)	25,351	$152,107
		$152,107
Telecommunications — 0.3%
American Tower Corp., Exp. 8/1/08 (2)(5)	5,070	$2,994,849
		$2,994,849

Total Warrants (identified cost $1,070,114)	$3,146,956
Total Investments — 96.9% (identified cost $932,453,578)	$914,894,539
Other Assets, Less Liabilities — 3.1%	$29,018,675
Net Assets — 100.0%	$943,913,214

PIK	—	Payment In Kind.
Note:

The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $7,090,000, as of July 31, 2007.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $227,297,505 or 24.1% of the Fund’s net assets.

(3)		Defaulted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Non-income producing security.
(6)		Restricted security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$934,652,605
Gross unrealized appreciation	$24,642,578
Gross unrealized depreciation	(44,400,644)
Net unrealized depreciation	$(19,758,066)

Restricted Securities

At July 31, 2007, the Portfolio owned the following securities (representing less than 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost		Value
Common Stocks and Warrants
GNC Acquisition Holdings, Preferred	3/15/07	37,182	$185,910		$185,910
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090
Fontainebleau Equity Holdings, Class A	6/01/07	148,726	$1,784,712		$1,784,712
Fontainebleau Resorts LLC (PIK), Preferred	6/01/07	3,450	$3,450,000		$3,450,000
Mirant Corp., Escrow Certificate	1/05/06	3,200,000	$0	(1)	$189,120
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/08/99	25,351	$0	(1)	$152,107
Total Restricted Securities			$5,964,712		$6,305,939

(1)	Less than $0.50.

A summary of financial instruments at July 31, 2007 is as follows:

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with charges in credit spreads of the underlying securities.

Counterparty	Reference Entity		Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	General Motors Corp.		Sell	3,200	4.65%	9/20/2010	(156,686)
	Levi Strauss & Co	.	Sell	3,200	3.90	9/20/2012	(157,051)
	TJX Cos, Inc.		Buy	3,200	0.58	9/20/2012	$(4,990)
Morgan Stanley Capital Services, Inc.	Aramark Swap		Sell	3,200	4.82	9/20/2012	(24,444)
	CDX Swap		Buy	23,240	2.75	6/20/2012	2,019,780
	General Motors Corp.		Sell	1,600	6.50	9/20/2008	8,505
Goldman Sachs Capital Markets L.P.	General Motors Corp		Sell	1,600	7.25	9/20/2010	24,846
							$1,709,960

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2007

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer

Date:	September 21, 2007